Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 1,365
Add: Provision for credit loss	128	$ 109	$ 123
Ending balance	1,102	1,365
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	1,365	1,605
Add: Provision for credit loss	128	109
Less: Amounts written off	(391)	(349)
Ending balance	$ 1,102	$ 1,365	$ 1,605